Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Financial Information of Subsidiaries with Material Non-controlling Interests

Summarised financial information	2017 £m	2016 £m	2015 £m

Revenue	253	334	422

Profit for the year	89	129	152

– Attributable to non-controlling interests	44	64	76

Total comprehensive income	87	146	136

– Attributable to non-controlling interests	43	73	68

Dividends paid to non-controlling interests	(64)	(59)	(75)

Summary net assets:

Non-current assets	18	31	43

Current assets	101	103	74

Non-current liabilities	(5)	(4)	(8)

Current liabilities	(120)	(94)	(99)

Total equity at the end of the year	(6)	36	10

– Attributable to non-controlling interests	(3)	18	5

Net cash generated from operating activities	67	108	164

Net cash generated in investing activities	14	45	1

Net cash used in financing activities	(86)	(151)	(161)

Differences on exchange	(1)	1

Increase/(decrease) in net cash and cash equivalents	(6)	3	4

Net cash and cash equivalents at 1 January	8	5	1

Net cash and cash equivalents at 31 December	2	8	5